Accounts Receivable from Card Issuers - Summary of Allowance for Expected Credit Losses (Detail) - Accounts receivable from card issuers [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Allowance for credit losses	R$ 7,236	R$ 5,826
Adoption of new accounting standard (IFRS 9) [member]
Disclosure of Trade receivables [line items]
Allowance for credit losses		760
Effect of overlay approach reclassification [member]
Disclosure of Trade receivables [line items]
Allowance for credit losses	1,771	R$ 5,066
Reversal of Expected Credit Losses [Member]
Disclosure of Trade receivables [line items]
Allowance for credit losses	R$ (361)